INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Current tax expense	€ 383,481	€ 347,162	€ 269,924
Deferred tax benefit	(17,483)	(4,541)	(30,178)
Taxes relating to prior years	(2,955)	2,276	(1,274)
Total income tax expense	€ 363,043	€ 344,897	€ 238,472